Eaton Vance

Multi-Asset Credit Fund

July 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 52.8%

Security	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 1.0%
Bombardier, Inc., 6.00%, 10/15/22(1)		121	$121,605
Bombardier, Inc., 6.125%, 1/15/23(1)		29	29,507
Bombardier, Inc., 7.875%, 4/15/27(1)		22	22,330
TransDigm, Inc., 6.25%, 3/15/26(1)		43	45,204
TransDigm, Inc., 6.50%, 7/15/24		55	56,719
TransDigm, Inc., 7.50%, 3/15/27(1)		91	96,232

			$371,597

Automotive — 1.0%
Panther BF Aggregator 2 L.P./Panther Finance Co., Inc., 6.25%, 5/15/26(1)		45	$46,674
Panther BF Aggregator 2 L.P./Panther Finance Co., Inc., 8.50%, 5/15/27(1)		350	356,562

			$403,236

Building and Development — 2.2%
AT Securities B.V., 5.25% to 7/21/23(2)(3)(4)		250	$250,197
Brookfield Property REIT, Inc./BPR Cumulus, LLC/BPR Nimbus, LLC/GGSI Sellco, LLC, 5.75%, 5/15/26(1)		35	36,269
Five Point Operating Co., L.P./Five Point Capital Corp., 7.875%, 11/15/25(1)		54	54,136
Greystar Real Estate Partners, LLC, 5.75%, 12/1/25(1)		56	57,400
Masonite International Corp., 5.375%, 2/1/28(1)		17	17,481
MDC Holdings, Inc., 6.00%, 1/15/43		175	173,250
Standard Industries, Inc., 5.00%, 2/15/27(1)		117	119,485
Standard Industries, Inc., 6.00%, 10/15/25(1)		100	105,125
Taylor Morrison Communities, Inc., 5.75%, 1/15/28(1)(5)		33	34,238

			$847,581

Business Equipment and Services — 1.6%
EIG Investors Corp., 10.875%, 2/1/24		220	$231,275
KAR Auction Services, Inc., 5.125%, 6/1/25(1)		89	91,892
Prime Security Services Borrower, LLC/Prime Finance, Inc., 9.25%, 5/15/23(1)		21	22,103
ServiceMaster Co., LLC (The), 7.45%, 8/15/27		232	256,360

			$601,630

Cable and Satellite Television — 3.1%
Altice France SA, 8.125%, 2/1/27(1)		380	$414,675
Cablevision Systems Corp., 5.875%, 9/15/22		200	213,000
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.375%, 6/1/29(1)		18	18,698
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.875%, 4/1/24(1)		150	156,188
DISH DBS Corp., 5.875%, 7/15/22		60	60,871
DISH DBS Corp., 7.75%, 7/1/26		72	70,380
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 4.00%, 1/15/25(2)	EUR	100	115,004
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 4.625%, 2/15/26(2)	EUR	135	162,596

			$1,211,412

Security	Principal Amount* (000’s omitted)		Value
Chemicals and Plastics — 0.6%
GCP Applied Technologies, Inc., 5.50%, 4/15/26(1)		11	$11,330
Monitchem HoldCo 2 SA, 6.875%, 6/15/22(2)	EUR	200	220,849

			$232,179

Clothing/Textiles — 0.3%
PrestigeBidCo GmbH, 6.25%, 12/15/23(2)	EUR	100	$116,558
William Carter Co. (The), 5.625%, 3/15/27(1)		16	16,840

			$133,398

Commercial Services — 1.0%
Service Corp. International, 5.125%, 6/1/29		18	$19,035
Verisure Holding AB, 3.50%, 5/15/23(2)	EUR	300	346,772

			$365,807

Conglomerates — 0.2%
Spectrum Brands, Inc., 5.75%, 7/15/25		70	$72,867

			$72,867

Consumer Products — 0.0%(6)
Central Garden & Pet Co., 5.125%, 2/1/28		5	$5,013

			$5,013

Containers and Glass Products — 1.7%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.75%, 5/15/24(2)	EUR	100	$117,424
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 7.00%, 7/15/24(1)		125	129,297
Smurfit Kappa Acquisitions ULC, 2.875%, 1/15/26(2)	EUR	100	120,653
Trivium Packaging Finance B.V., 3.75%, 8/15/26(2)(5)	EUR	250	287,251

			$654,625

Distribution & Wholesale — 0.8%
IAA, Inc., 5.50%, 6/15/27(1)		90	$94,331
Parts Europe SA, 4.375%, (3 mo. EURIBOR + 4.375%), 5/1/22(2)(7)	EUR	103	114,478
Parts Europe SA, 5.50%, (3 mo. EURIBOR + 5.50%), 5/1/22(2)(7)	EUR	100	110,977

			$319,786

Diversified Financial Services — 1.7%
Avolon Holdings Funding, Ltd., 5.125%, 10/1/23(1)		200	$213,020
Vivion Investments S.a.r.l, 3.00%, 8/8/24(2)(5)	EUR	400	443,022

			$656,042

Drugs — 1.2%
Bausch Health Americas, Inc., 8.50%, 1/31/27(1)		16	$17,662
Bausch Health Cos, Inc., 5.50%, 3/1/23(1)		21	21,197
Bausch Health Cos, Inc., 5.75%, 8/15/27(1)		8	8,440
Bausch Health Cos, Inc., 5.875%, 5/15/23(1)		14	14,153
Bausch Health Cos, Inc., 6.125%, 4/15/25(1)		50	51,297
Bausch Health Cos, Inc., 7.00%, 1/15/28(1)		14	14,455
Bausch Health Cos, Inc., 7.25%, 5/30/29(1)		12	12,503
Bausch Health Cos, Inc., 9.00%, 12/15/25(1)		100	112,045

Security	Principal Amount* (000’s omitted)		Value
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC, 6.375%, 8/1/23(1)		200	$207,750

			$459,502

Ecological Services and Equipment — 1.0%
GFL Environmental, Inc., 5.375%, 3/1/23(1)		70	$71,312
GFL Environmental, Inc., 8.50%, 5/1/27(1)		300	329,250

			$400,562

Electric Utilities — 0.5%
Drax Finco PLC, 6.625%, 11/1/25(1)		200	$209,000

			$209,000

Electronics/Electrical — 3.0%
CommScope, Inc., 5.00%, 6/15/21(1)		85	$85,319
CommScope, Inc., 8.25%, 3/1/27(1)		137	135,459
Dell, Inc., 7.10%, 4/15/28		200	226,500
Energizer Gamma Acquisition B.V., 4.625%, 7/15/26(2)	EUR	275	318,946
Energizer Holdings, Inc., 7.75%, 1/15/27(1)		15	16,350
Go Daddy Operating Co., LLC/GD Finance Co., Inc., 5.25%, 12/1/27(1)		95	99,275
Infor (US), Inc., 6.50%, 5/15/22		50	51,062
Trimble, Inc., 4.90%, 6/15/28		224	240,769

			$1,173,680

Entertainment — 2.1%
CPUK Finance, Ltd., 4.875%, 2/28/47(2)	GBP	250	$311,309
Entertainment One, Ltd., 4.625%, 7/15/26(2)	GBP	185	231,447
Merlin Entertainments PLC, 5.75%, 6/15/26(1)		250	262,187

			$804,943

Financial Intermediaries — 0.5%
First Data Corp., 5.75%, 1/15/24(1)		50	$51,519
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.25%, 5/15/26(1)		136	140,262

			$191,781

Food Products — 0.9%
Dole Food Co., Inc., 7.25%, 6/15/25(1)		160	$158,040
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 5.50%, 1/15/30(1)(5)		48	48,036
Post Holdings, Inc., 5.50%, 3/1/25(1)		100	104,375
Post Holdings, Inc., 5.50%, 12/15/29(1)		14	14,210
Post Holdings, Inc., 5.625%, 1/15/28(1)		25	25,813

			$350,474

Food Service — 0.4%
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 5.00%, 10/15/25(1)		70	$71,575
US Foods, Inc., 5.875%, 6/15/24(1)		75	77,156

			$148,731

Health Care — 3.1%
Centene Corp., 6.125%, 2/15/24		100	$104,875
Eagle Holding Co., II, LLC, 7.75%, (7.75% cash or 8.50% PIK), 5/15/22(1)(8)		226	228,542

Security	Principal Amount* (000’s omitted)		Value
HCA, Inc., 5.875%, 2/1/29		19	$21,233
HCA, Inc., 7.69%, 6/15/25		200	236,000
Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/1/21(1)		117	128,115
MPH Acquisition Holdings, LLC, 7.125%, 6/1/24(1)		45	43,873
Polaris Intermediate Corp., 8.50%, (8.50% cash or 9.25% PIK), 12/1/22(1)(8)		256	238,720
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26(1)		21	22,339
Syneos Health, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc., 7.50%, 10/1/24(1)		90	93,938
WellCare Health Plans, Inc., 5.25%, 4/1/25		51	53,114
WellCare Health Plans, Inc., 5.375%, 8/15/26(1)		9	9,541

			$1,180,290

Industrial Equipment — 0.1%
Colfax Corp., 6.00%, 2/15/24(1)		10	$10,628
Colfax Corp., 6.375%, 2/15/26(1)		16	17,145
Harsco Corp., 5.75%, 7/31/27(1)		12	12,390

			$40,163

Insurance — 1.2%
Acrisure, LLC/Acrisure Finance, Inc., 10.125%, 8/1/26(1)(5)		20	$20,575
Ardonagh Midco 3 PLC, 8.375%, 7/15/23(2)	GBP	100	113,403
Galaxy Finco, Ltd., 9.25%, 7/31/27(2)	GBP	200	229,843
GTCR AP Finance, Inc., 8.00%, 5/15/27(1)		13	13,325
Hub International, Ltd., 7.00%, 5/1/26(1)		100	101,937

			$479,083

Internet Software & Services — 1.5%
CDK Global, Inc., 5.25%, 5/15/29(1)		12	$12,465
Netflix, Inc., 5.375%, 11/15/29(1)		156	164,580
Riverbed Technology, Inc., 8.875%, 3/1/23(1)		85	51,213
SS&C Technologies, Inc., 5.50%, 9/30/27(1)		16	16,670
Symantec Corp., 5.00%, 4/15/25(1)		175	178,684
United Group B.V., 4.875%, 7/1/24(2)	EUR	150	173,198

			$596,810

Leisure Goods/Activities/Movies — 1.3%
AMC Entertainment Holdings, Inc., 5.875%, 11/15/26		50	$45,562
Cedar Fair, L.P., 5.25%, 7/15/29(1)		14	14,543
Mattel, Inc., 6.75%, 12/31/25(1)		242	255,012
Viking Cruises, Ltd., 5.875%, 9/15/27(1)		190	197,125

			$512,242

Lodging and Casinos — 2.4%
ESH Hospitality, Inc., 5.25%, 5/1/25(1)		80	$82,500
Gateway Casinos & Entertainment, Ltd., 8.25%, 3/1/24(1)		50	52,875
Golden Nugget, Inc., 8.75%, 10/1/25(1)		204	214,200
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 5.75%, 2/1/27(1)		100	108,026
RHP Hotel Properties, L.P./RHP Finance Corp., 5.00%, 4/15/23		135	138,712
Stars Group Holdings B.V./Stars Group US Co-Borrower, LLC, 7.00%, 7/15/26(1)		101	106,681

Security	Principal Amount* (000’s omitted)		Value
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)		215	$220,644

			$923,638

Machinery — 0.5%
nVent Finance S.a.r.l., 4.55%, 4/15/28		175	$179,522

			$179,522

Manufacturing — 0.1%
Novelis Corp., 6.25%, 8/15/24(1)		50	$52,501

			$52,501

Media — 0.1%
Nexstar Escrow, Inc., 5.625%, 7/15/27(1)		22	$22,853
Scripps Escrow, Inc., 5.875%, 7/15/27(1)		32	32,406

			$55,259

Nonferrous Metals/Minerals — 0.0%(6)
Eldorado Gold Corp., 9.50%, 6/1/24(1)		12	$12,420

			$12,420

Oil and Gas — 4.8%
Aker BP ASA, 6.00%, 7/1/22(1)		150	$154,875
Antero Resources Corp., 5.625%, 6/1/23		50	47,625
Ascent Resources Utica Holdings, LLC/ARU Finance Corp., 7.00%, 11/1/26(1)		107	85,867
Ascent Resources Utica Holdings, LLC/ARU Finance Corp., 10.00%, 4/1/22(1)		97	96,272
Brazos Valley Longhorn, LLC/Brazos Valley Longhorn Finance Corp., 6.875%, 2/1/25		38	35,340
Cheniere Corpus Christi Holdings, LLC, 5.875%, 3/31/25		50	55,130
Citgo Holding, Inc., 9.25%, 8/1/24(1)(5)		39	40,706
CrownRock, L.P./CrownRock Finance, Inc., 5.625%, 10/15/25(1)		66	65,257
Endeavor Energy Resources, L.P./EER Finance, Inc., 5.75%, 1/30/28(1)		42	44,730
Great Western Petroleum, LLC/Great Western Finance Corp., 9.00%, 9/30/21(1)		117	101,790
Gulfport Energy Corp., 6.625%, 5/1/23		50	42,125
Hilcorp Energy I, L.P./Hilcorp Finance Co., 5.75%, 10/1/25(1)		50	48,875
Jagged Peak Energy, LLC, 5.875%, 5/1/26		71	67,805
Moss Creek Resources Holdings, Inc., 7.50%, 1/15/26(1)		50	39,375
Neptune Energy Bondco PLC, 6.625%, 5/15/25(1)		125	126,562
Neptune Energy Bondco PLC, 6.625%, 5/15/25(2)		250	253,125
Nine Energy Service, Inc., 8.75%, 11/1/23(1)		50	49,125
Parsley Energy, LLC/Parsley Finance Corp., 5.25%, 8/15/25(1)		50	50,625
PBF Holding Co., LLC/PBF Finance Corp., 7.00%, 11/15/23		50	52,140
PBF Holding Co., LLC/PBF Finance Corp., 7.25%, 6/15/25		75	78,844
Seven Generations Energy, Ltd., 5.375%, 9/30/25(1)		50	47,813
SM Energy Co., 6.75%, 9/15/26		50	45,250
Tallgrass Energy Partners, L.P./Tallgrass Energy Finance Corp., 5.50%, 1/15/28(1)		26	25,927
Tervita Corp., 7.625%, 12/1/21(1)		86	88,150
Transocean, Inc., 7.25%, 11/1/25(1)		50	47,188
Whiting Petroleum Corp., 6.625%, 1/15/26		15	14,213
WPX Energy, Inc., 6.00%, 1/15/22		50	52,063

			$1,856,797

Pharmaceuticals — 1.3%
Diocle SpA, 3.875%, (3 mo. EURIBOR + 3.875%), 6/30/26(2)(7)	EUR	165	$185,532

Security	Principal Amount* (000’s omitted)		Value
Rossini S.a.r.l., 6.75%, 10/30/25(2)	EUR	250	$300,048

			$485,580

Pipelines — 0.4%
Antero Midstream Partners, L.P./Antero Midstream Finance Corp., 5.75%, 3/1/27(1)		27	$25,381
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 5.625%, 5/1/27(1)		23	22,830
EnLink Midstream, LLC, 5.375%, 6/1/29		21	21,702
Targa Resources Partners, L.P./Targa Resources Partners Finance Corp., 4.25%, 11/15/23		58	58,273
Targa Resources Partners, L.P./Targa Resources Partners Finance Corp., 6.50%, 7/15/27(1)		11	12,004
Targa Resources Partners, L.P./Targa Resources Partners Finance Corp., 6.875%, 1/15/29(1)		16	17,683

			$157,873

Publishing — 1.0%
GEMS MENASA Cayman, Ltd./GEMS Education Delaware LLC, 7.125%, 7/31/26(2)(5)		200	$204,900
Laureate Education, Inc., 8.25%, 5/1/25(1)		150	163,875

			$368,775

Radio and Television — 2.2%
Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/26(1)(5)		62	$63,163
Diamond Sports Group, LLC/Diamond Sports Finance Co., 6.625%, 8/15/27(1)(5)		61	62,678
iHeartCommunications, Inc., 8.375%, 5/1/27		133	140,647
Sirius XM Radio, Inc., 4.625%, 7/15/24(1)		44	45,399
Sirius XM Radio, Inc., 5.50%, 7/1/29(1)		500	522,980

			$834,867

Retailers (Except Food and Drug) — 1.2%
Macy’s Retail Holdings, Inc., 4.50%, 12/15/34		175	$166,552
Party City Holdings, Inc., 6.625%, 8/1/26(1)		125	120,625
Tapestry, Inc., 4.125%, 7/15/27		175	178,223

			$465,400

Road & Rail — 0.3%
Watco Cos., LLC/Watco Finance Corp., 6.375%, 4/1/23(1)		100	$102,500

			$102,500

Software and Services — 0.2%
Camelot Finance SA, 7.875%, 10/15/24(1)		66	$69,135

			$69,135

Steel — 1.3%
Allegheny Ludlum, LLC, 6.95%, 12/15/25		250	$261,250
Allegheny Technologies, Inc., 7.875%, 8/15/23		210	227,062

			$488,312

Security	Principal Amount* (000’s omitted)		Value
Surface Transport — 1.2%
Anglian Water Osprey Financing PLC, 4.00%, 3/8/26(2)	GBP	200	$226,499
DAE Funding, LLC, 5.25%, 11/15/21(1)		138	144,555
XPO Logistics, Inc., 6.125%, 9/1/23(1)		30	30,948
XPO Logistics, Inc., 6.50%, 6/15/22(1)		75	76,378

			$478,380

Telecommunications — 3.5%
Altice Luxembourg SA, 7.75%, 5/15/22(1)		200	$204,750
Altice Luxembourg SA, 8.00%, 5/15/27(2)	EUR	150	171,218
CommScope Technologies, LLC, 5.00%, 3/15/27(1)		112	94,500
Hughes Satellite Systems Corp., 6.625%, 8/1/26		85	91,882
Intelsat Jackson Holdings SA, 8.50%, 10/15/24(1)		98	98,255
Sprint Capital Corp., 6.875%, 11/15/28		42	46,305
Sprint Communications, Inc., 6.00%, 11/15/22		50	53,250
Sprint Corp., 7.625%, 2/15/25		75	83,252
Sprint Corp., 7.875%, 9/15/23		175	194,906
T-Mobile USA, Inc., 4.50%, 2/1/26		80	81,800
T-Mobile USA, Inc., 4.75%, 2/1/28		85	87,656
Telecom Italia SpA, 3.00%, 9/30/25(2)	EUR	135	157,413

			$1,365,187

Utilities — 0.3%
Calpine Corp., 5.75%, 1/15/25		42	$42,158
NRG Energy, Inc., 5.25%, 6/15/29(1)		15	15,822
Vistra Operations Co., LLC, 5.00%, 7/31/27(1)		50	51,312

			$109,292

Total Corporate Bonds & Notes (identified cost $20,150,524)			$20,427,872

Senior Floating-Rate Loans — 31.5%(9)

Borrower/ Tranche Description	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 0.7%
Dynasty Acquisition Co., Inc., Term Loan, 6.33%, (3 mo. USD LIBOR + 4.00%), Maturing 4/6/26		65	$65,513
TransDigm, Inc., Term Loan, 4.83%, (3 mo. USD LIBOR + 2.50%), Maturing 6/9/23		199	197,984

			$263,497

Automotive — 0.6%
Dayco Products, LLC, Term Loan, 6.77%, (3 mo. USD LIBOR + 4.25%), Maturing 5/19/23		99	$93,742
Garrett LX III S.a.r.l., Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing 9/27/25	EUR	75	82,679
Tower Automotive Holdings USA, LLC, Term Loan, 5.13%, (1 mo. USD LIBOR + 2.75%), Maturing 3/7/24		62	62,056

			$238,477

Borrower/ Tranche Description	Principal Amount* (000’s omitted)		Value
Building and Development — 1.5%
Core & Main L.P., Term Loan, 5.24%, (2 mo. USD LIBOR + 2.75%), Maturing 8/1/24		99	$99,598
DTZ U.S. Borrower, LLC, Term Loan, 5.48%, (1 mo. USD LIBOR + 3.25%), Maturing 8/21/25		199	200,077
Quikrete Holdings, Inc., Term Loan, 4.98%, (1 mo. USD LIBOR + 2.75%), Maturing 11/15/23		100	99,277
Werner FinCo L.P., Term Loan, 6.33%, (3 mo. USD LIBOR + 4.00%), Maturing 7/24/24		99	96,394
WireCo WorldGroup, Inc., Term Loan, 7.23%, (1 mo. USD LIBOR + 5.00%), Maturing 9/30/23		99	99,229

			$594,575

Business Equipment and Services — 2.1%
AlixPartners, LLP, Term Loan, 4.98%, (1 mo. USD LIBOR + 2.75%), Maturing 4/4/24		99	$99,777
Camelot UK Holdco Limited, Term Loan, 5.48%, (1 mo. USD LIBOR + 3.25%), Maturing 10/3/23		56	55,881
IG Investment Holdings, LLC, Term Loan, 6.27%, (USD LIBOR + 4.00%), Maturing 5/23/25(10)		99	98,959
Kronos Incorporated, Term Loan, 5.58%, (3 mo. USD LIBOR + 3.00%), Maturing 11/1/23		249	249,071
KUEHG Corp., Term Loan, 6.08%, (3 mo. USD LIBOR + 3.75%), Maturing 2/21/25		99	99,161
Pre-Paid Legal Services, Inc., Term Loan, 7.75%, (USD Prime + 2.25%), Maturing 5/1/25		100	99,769
Spin Holdco, Inc., Term Loan, 5.57%, (3 mo. USD LIBOR + 3.25%), Maturing 11/14/22		99	97,861

			$800,479

Cable and Satellite Television — 2.1%
Numericable Group S.A., Term Loan, 4.98%, (1 mo. USD LIBOR + 2.75%), Maturing 7/31/25		99	$94,978
Telenet International Finance S.a.r.l., Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), Maturing 12/15/27	EUR	100	110,869
UPC Financing Partnership, Term Loan, 4.85%, (1 mo. USD LIBOR + 2.50%), Maturing 1/15/26		200	200,198
Virgin Media Bristol, LLC, Term Loan, 4.83%, (1 mo. USD LIBOR + 2.50%), Maturing 1/15/26		200	200,667
Ziggo Secured Finance Partnership, Term Loan, 4.83%, (1 mo. USD LIBOR + 2.50%), Maturing 4/15/25		200	199,125

			$805,837

Chemicals and Plastics — 3.0%
Axalta Coating Systems US Holdings, Inc., Term Loan, 4.08%, (3 mo. USD LIBOR + 1.75%), Maturing 6/1/24		148	$148,069
Ferro Corporation, Term Loan, 4.58%, (3 mo. USD LIBOR + 2.25%), Maturing 2/14/24		101	100,294
Ferro Corporation, Term Loan, 4.58%, (3 mo. USD LIBOR + 2.25%), Maturing 2/14/24		98	98,160
H.B. Fuller Company, Term Loan, 4.27%, (1 mo. USD LIBOR + 2.00%), Maturing 10/20/24		88	87,592
Kraton Polymers, LLC, Term Loan, 4.73%, (1 mo. USD LIBOR + 2.50%), Maturing 3/5/25		93	92,980

Borrower/ Tranche Description	Principal Amount* (000’s omitted)		Value
Messer Industries GmbH, Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing 3/1/26	EUR	75	$83,233
Polar US Borrower, LLC, Term Loan, 7.06%, (3 mo. USD LIBOR + 4.75%), Maturing 10/15/25		199	195,264
PQ Corporation, Term Loan, 4.76%, (3 mo. USD LIBOR + 2.50%), Maturing 2/8/25		100	100,062
Starfruit Finco B.V., Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing 10/1/25	EUR	75	82,999
Tronox Finance, LLC, Term Loan, 5.27%, (USD LIBOR + 3.00%), Maturing 9/23/24(10)		90	89,849
Univar, Inc., Term Loan, 4.48%, (1 mo. USD LIBOR + 2.25%), Maturing 7/1/24		82	82,429

			$1,160,931

Cosmetics/Toiletries — 0.3%
KIK Custom Products, Inc., Term Loan, 6.26%, (3 mo. USD LIBOR + 4.00%), Maturing 5/15/23		100	$94,594

			$94,594

Drugs — 1.1%
Bausch Health Companies., Inc., Term Loan, 5.38%, (1 mo. USD LIBOR + 3.00%), Maturing 6/2/25		186	$186,646
Horizon Pharma, Inc., Term Loan, 4.94%, (1 mo. USD LIBOR + 2.50%), Maturing 5/22/26		51	51,198
Jaguar Holding Company II, Term Loan, 4.73%, (1 mo. USD LIBOR + 2.50%), Maturing 8/18/22		198	197,938

			$435,782

Ecological Services and Equipment — 0.1%
GFL Environmental, Inc., Term Loan, 5.23%, (1 mo. USD LIBOR + 3.00%), Maturing 5/30/25		50	$49,215

			$49,215

Electronics/Electrical — 5.1%
Avast Software B.V., Term Loan, 4.58%, (3 mo. USD LIBOR + 2.25%), Maturing 9/30/23		50	$50,608
Banff Merger Sub, Inc., Term Loan, 6.58%, (3 mo. USD LIBOR + 4.25%), Maturing 10/2/25		100	95,822
Epicor Software Corporation, Term Loan, 5.49%, (1 mo. USD LIBOR + 3.25%), Maturing 6/1/22		150	149,464
Go Daddy Operating Company, LLC, Term Loan, 4.23%, (1 mo. USD LIBOR + 2.00%), Maturing 2/15/24		149	149,870
Hyland Software, Inc., Term Loan, 5.48%, (1 mo. USD LIBOR + 3.25%), Maturing 7/1/24		199	199,584
Infor (US), Inc., Term Loan, 5.08%, (3 mo. USD LIBOR + 2.75%), Maturing 2/1/22		200	200,325
Informatica, LLC, Term Loan, 5.48%, (1 mo. USD LIBOR + 3.25%), Maturing 8/5/22		199	199,883
MA FinanceCo., LLC, Term Loan, 4.73%, (1 mo. USD LIBOR + 2.50%), Maturing 6/21/24		19	18,545
MACOM Technology Solutions Holdings, Inc., Term Loan, 4.48%, (1 mo. USD LIBOR + 2.25%), Maturing 5/17/24		99	89,256
Seattle Spinco, Inc., Term Loan, 4.73%, (1 mo. USD LIBOR + 2.50%), Maturing 6/21/24		126	125,236
SolarWinds Holdings, Inc., Term Loan, 4.98%, (1 mo. USD LIBOR + 2.75%), Maturing 2/5/24		199	199,183
Tibco Software, Inc., Term Loan, 6.39%, (1 mo. USD LIBOR + 4.00%), Maturing 6/30/26		199	199,575

Borrower/ Tranche Description	Principal Amount* (000’s omitted)		Value
Uber Technologies, Term Loan, 5.77%, (1 mo. USD LIBOR + 3.50%), Maturing 7/13/23		99	$99,369
Western Digital Corporation, Term Loan, 4.01%, (1 mo. USD LIBOR + 1.75%), Maturing 4/29/23		199	198,680

			$1,975,400

Financial Intermediaries — 0.2%
Evergood 4 ApS, Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing 2/6/25	EUR	75	$83,565

			$83,565

Food Products — 1.0%
CHG PPC Parent, LLC, Term Loan, 4.00%, (1 mo. EURIBOR + 4.00%), Maturing 3/30/25	EUR	100	$111,876
HLF Financing S.a.r.l., Term Loan, 5.48%, (1 mo. USD LIBOR + 3.25%), Maturing 8/18/25		149	149,542
JBS USA Lux S.A., Term Loan, 4.73%, (1 mo. USD LIBOR + 2.50%), Maturing 5/1/26		125	125,012

			$386,430

Food Service — 0.5%
1011778 B.C. Unlimited Liability Company, Term Loan, 4.48%, (1 mo. USD LIBOR + 2.25%), Maturing 2/16/24		199	$199,963

			$199,963

Food/Drug Retailers — 0.5%
Albertsons, LLC, Term Loan, 5.31%, (3 mo. USD LIBOR + 3.00%), Maturing 12/21/22		198	$198,629

			$198,629

Health Care — 2.1%
ADMI Corp., Term Loan, 4.98%, (1 mo. USD LIBOR + 2.75%), Maturing 4/30/25		99	$97,917
Avantor, Inc., Term Loan, 5.23%, (1 mo. USD LIBOR + 3.00%), Maturing 11/21/24		38	38,688
CHG Healthcare Services, Inc., Term Loan, 5.23%, (1 mo. USD LIBOR + 3.00%), Maturing 6/7/23		99	98,561
CPI Holdco, LLC, Term Loan, 5.73%, (1 mo. USD LIBOR + 3.50%), Maturing 3/21/24		99	98,987
MPH Acquisition Holdings, LLC, Term Loan, 5.08%, (3 mo. USD LIBOR + 2.75%), Maturing 6/7/23		193	187,475
National Mentor Holdings, Inc., Term Loan, 6.49%, (1 mo. USD LIBOR + 4.25%), Maturing 3/9/26		94	94,548
National Mentor Holdings, Inc., Term Loan, 6.49%, (1 mo. USD LIBOR + 4.25%), Maturing 3/9/26		6	5,887
Ortho-Clinical Diagnostics S.A., Term Loan, 5.56%, (3 mo. USD LIBOR + 3.25%), Maturing 6/30/25		98	94,941
U.S. Anesthesia Partners, Inc., Term Loan, 5.23%, (1 mo. USD LIBOR + 3.00%), Maturing 6/23/24		79	76,916

			$793,920

Home Furnishings — 0.2%
Bright Bidco B.V., Term Loan, 5.80%, (USD LIBOR + 3.50%), Maturing 6/30/24(10)		99	$66,076
Hillman Group, Inc. (The), Term Loan, 6.23%, (1 mo. USD LIBOR + 4.00%), Maturing 5/31/25		14	13,493

			$79,569

Borrower/ Tranche Description	Principal Amount* (000’s omitted)		Value
Industrial Equipment — 2.1%
Apex Tool Group, LLC, Term Loan, 5.98%, (1 mo. USD LIBOR + 3.75%), Maturing 2/1/22		97	$93,570
DexKo Global, Inc., Term Loan, 5.73%, (1 mo. USD LIBOR + 3.50%), Maturing 7/24/24		99	98,264
EWT Holdings III Corp., Term Loan, 5.23%, (1 mo. USD LIBOR + 3.00%), Maturing 12/20/24		148	148,674
Filtration Group Corporation, Term Loan, 5.23%, (1 mo. USD LIBOR + 3.00%), Maturing 3/29/25		96	96,092
Gardner Denver, Inc., Term Loan, 4.98%, (1 mo. USD LIBOR + 2.75%), Maturing 7/30/24		195	195,515
Gates Global, LLC, Term Loan, 4.98%, (1 mo. USD LIBOR + 2.75%), Maturing 4/1/24		99	98,668
Wittur GmbH, Term Loan, 5.00%, (3 mo. EURIBOR + 4.00%, Floor 1.00%), Maturing 3/31/22	EUR	75	83,717

			$814,500

Insurance — 2.2%
AmWINS Group, Inc., Term Loan, 5.01%, (1 mo. USD LIBOR + 2.75%), Maturing 1/25/24		149	$149,452
Asurion, LLC, Term Loan, 5.23%, (1 mo. USD LIBOR + 3.00%), Maturing 8/4/22		158	158,700
Asurion, LLC, Term Loan - Second Lien, 8.73%, (1 mo. USD LIBOR + 6.50%), Maturing 8/4/25		275	280,099
Hub International Limited., Term Loan, 5.27%, (3 mo. USD LIBOR + 3.00%), Maturing 4/25/25		149	147,871
USI, Inc., Term Loan, 5.33%, (3 mo. USD LIBOR + 3.00%), Maturing 5/16/24		99	97,796

			$833,918

Leisure Goods/Activities/Movies — 1.7%
Ancestry.com Operations, Inc., Term Loan, 5.49%, (1 mo. USD LIBOR + 3.25%), Maturing 10/19/23		100	$100,075
Crown Finance US, Inc., Term Loan, 4.48%, (1 mo. USD LIBOR + 2.25%), Maturing 2/28/25		124	123,997
Delta 2 (LUX) S.a.r.l., Term Loan, 4.73%, (1 mo. USD LIBOR + 2.50%), Maturing 2/1/24		200	197,905
Lindblad Expeditions, Inc., Term Loan, 5.48%, (1 mo. USD LIBOR + 3.25%), Maturing 3/27/25		20	19,899
Lindblad Expeditions, Inc., Term Loan, 5.48%, (1 mo. USD LIBOR + 3.25%), Maturing 3/27/25		79	79,596
SRAM, LLC, Term Loan, 5.09%, (2 mo. USD LIBOR + 2.75%), Maturing 3/15/24		84	84,715
Vue International Bidco PLC, Term Loan, 4.75%, (3 mo. EURIBOR + 4.75%), Maturing 6/14/26	EUR	42	47,244
Vue International Bidco PLC, Term Loan, Maturing 6/18/26(11)		8	8,495

			$661,926

Lodging and Casinos — 1.0%
CityCenter Holdings, LLC, Term Loan, 4.48%, (1 mo. USD LIBOR + 2.25%), Maturing 4/18/24		148	$148,893
Four Seasons Hotels Limited, Term Loan, 4.23%, (1 mo. USD LIBOR + 2.00%), Maturing 11/30/23		99	99,202
Golden Nugget, Inc., Term Loan, 5.02%, (1 mo. USD LIBOR + 2.75%), Maturing 10/4/23		149	149,543

			$397,638

Borrower/ Tranche Description	Principal Amount* (000’s omitted)	Value
Oil and Gas — 0.8%
CITGO Petroleum Corporation, Term Loan, 6.82%, (3 mo. USD LIBOR + 4.50%), Maturing 7/29/21	199	$199,453
PSC Industrial Holdings Corp., Term Loan, 6.08%, (1 mo. USD LIBOR + 3.75%), Maturing 10/3/24	99	98,644

		$298,097

Publishing — 0.2%
Harland Clarke Holdings Corp., Term Loan, 7.08%, (3 mo. USD LIBOR + 4.75%), Maturing 11/3/23	94	$72,978

		$72,978

Radio and Television — 0.1%
iHeartCommunications, Inc., Term Loan, Maturing 7/30/19(11)(12)	32	$22,284
iHeartCommunications, Inc., Term Loan, Maturing 1/30/20(11)	16	11,050

		$33,334

Retailers (Except Food and Drug) — 0.5%
BJ’s Wholesale Club, Inc., Term Loan, 5.08%, (1 mo. USD LIBOR + 2.75%), Maturing 2/3/24	99	$99,837
Hoya Midco, LLC, Term Loan, 5.73%, (1 mo. USD LIBOR + 3.50%), Maturing 6/30/24	98	97,686

		$197,523

Steel — 0.5%
GrafTech Finance, Inc., Term Loan, 5.73%, (1 mo. USD LIBOR + 3.50%), Maturing 2/12/25	94	$93,005
Zekelman Industries, Inc., Term Loan, 4.48%, (1 mo. USD LIBOR + 2.25%), Maturing 6/14/21	98	98,184

		$191,189

Surface Transport — 0.1%
1199169 B.C. Unlimited Liability Company, Term Loan, 6.33%, (3 mo. USD LIBOR + 4.00%), Maturing 4/6/26	35	$35,222

		$35,222

Telecommunications — 0.6%
CenturyLink, Inc., Term Loan, 4.98%, (1 mo. USD LIBOR + 2.75%), Maturing 1/31/25	99	$98,488
eircom Finco S.a.r.l., Term Loan, Maturing 5/15/26(11)	125	138,894

		$237,382

Utilities — 0.6%
Brookfield WEC Holdings, Inc., Term Loan, 5.73%, (1 mo. USD LIBOR + 3.50%), Maturing 8/1/25	100	$100,101
Calpine Corporation, Term Loan, 4.83%, (3 mo. USD LIBOR + 2.50%), Maturing 1/15/24	148	148,753

		$248,854

Total Senior Floating-Rate Loans (identified cost $12,196,923)		$12,183,424

Asset-Backed Securities — 6.5%

Security	Principal Amount (000’s omitted)	Value
Ares LII CLO, Ltd.
Series 2019-52A, Class E, 8.828%, (3 mo. USD LIBOR + 6.55%), 4/22/31(1)(7)	$250	$245,351
BlueMountain CLO, Ltd.
Series 2018-1A, Class E, 8.216%, (3 mo. USD LIBOR + 5.95%), 7/30/30(1)(7)	250	235,242
Carlyle Global Market Strategies CLO, Ltd.
Series 2014-4RA, Class D, 7.953%, (3 mo. USD LIBOR + 5.65%), 7/15/30(1)(7)	250	231,352
Series 2015-5A, Class DR, 8.978%, (3 mo. USD LIBOR + 6.70%), 1/20/32(1)(7)	250	244,699
Coinstar Funding, LLC
Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	64	64,935
Foundation Finance Trust
Series 2017-1A, Class A, 3.30%, 7/15/33(1)	49	48,777
Neuberger Berman CLO XIV, Ltd.
Series 2013-14A, Class ER, 8.706%, (3 mo. USD LIBOR + 6.45%), 1/28/30(1)(7)	250	234,135
Neuberger Berman CLO XXII, Ltd.
Series 2016-22A, Class ER, 8.363%, (3 mo. USD LIBOR + 6.06%), 10/17/30(1)(7)	250	231,973
NRZ Excess Spread-Collateralized Notes
Series 2018-PLS1, Class A, 3.193%, 1/25/23(1)	134	134,509
Palmer Square CLO, Ltd.
Series 2013-2A, Class DRR, 8.153%, (3 mo. USD LIBOR + 5.85%), 10/17/31(1)(7)	250	233,960
Pnmac Gmsr Issuer Trust
Series 2018-GT2, Class A, 4.916%, (1 mo. USD LIBOR + 2.65%), 8/25/25(1)(7)	117	117,538
Regatta XV Funding, Ltd.
Series 2018-4A, Class D, 8.776%, (3 mo. USD LIBOR + 6.50%), 10/25/31(1)(7)	250	239,988
Sierra Timeshare Receivables Funding, LLC
Series 2015-1A, Class B, 3.05%, 3/22/32(1)	14	13,969
Voya CLO, Ltd.
Series 2016-3A, Class DR, 8.38%, (3 mo. USD LIBOR + 6.08%), 10/18/31(1)(7)	250	233,990

Total Asset-Backed Securities (identified cost $2,556,973)		$2,510,418

Commercial Mortgage-Backed Securities — 1.8%

Security	Principal Amount* (000’s omitted)	Value
Citigroup Commercial Mortgage Trust
Series 2017-MDRB, Class C, 4.825%, (1 mo. USD LIBOR + 2.50%), 7/15/30(1)(7)	$100	$100,094
COMM Mortgage Trust
Series 2015-CR22, Class D, 4.117%, 3/10/48(1)(13)	100	98,285
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2011-C5, Class D, 5.374%, 8/15/46(1)(13)	150	152,792
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	150	148,422
Natixis Commercial Mortgage Securities Trust
Series 2018-FL1, Class C, 4.594%, (1 mo. USD LIBOR + 2.20%), 6/15/35(1)(7)	100	99,212
Wells Fargo Commercial Mortgage Trust
Series 2015-LC22, Class C, 4.543%, 9/15/58(13)	100	104,732

Total Commercial Mortgage-Backed Securities (identified cost $698,411)		$703,537

Foreign Government Bonds — 6.1%

Security	Principal Amount (000’s omitted)*		Value
Albania — 0.6%
Republic of Albania, 3.50%, 10/9/25(2)	EUR	200	$235,483

Total Albania			$235,483

Argentina — 0.4%
Republic of Argentina, 5.00%, 1/15/27(2)	EUR	200	$166,668

Total Argentina			$166,668

Bahrain — 0.6%
Bahrain Government International Bond, 7.00%, 1/26/26(2)		200	$224,982

Total Bahrain			$224,982

Costa Rica — 0.4%
Costa Rica Government International Bond, 9.20%, 2/21/24(2)		152	$169,860

Total Costa Rica			$169,860

Egypt — 0.6%
Arab Republic of Egypt, 4.75%, 4/16/26(2)	EUR	200	$230,148

Total Egypt			$230,148

El Salvador — 0.6%
Republic of El Salvador, 7.65%, 6/15/35(2)		200	$218,252

Total El Salvador			$218,252

Honduras — 0.6%
Republic of Honduras, 7.50%, 3/15/24(2)		200	$221,502

Total Honduras			$221,502

Macedonia — 0.6%
Republic of Macedonia, 2.75%, 1/18/25(2)	EUR	200	$236,604

Total Macedonia			$236,604

Sri Lanka — 1.1%
Republic of Sri Lanka, 5.75%, 4/18/23(2)		200	$200,548
Sri Lanka Government International Bond, 7.55%, 3/28/30(2)		200	204,366

Total Sri Lanka			$404,914

Ukraine — 0.6%
Ukraine Government International Bond, 9.75%, 11/1/28(2)		200	$234,085

Total Ukraine			$234,085

Total Foreign Government Bonds (identified cost $2,289,893)			$2,342,498

Short-Term Investments — 3.0%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.31%(14)	1,169,523	$1,169,523

Total Short-Term Investments (identified cost $1,169,457)		$1,169,523

Total Investments — 101.7% (identified cost $39,062,181)		$39,337,272

Other Assets, Less Liabilities — (1.7)%		$(645,918)

Net Assets — 100.0%		$38,691,354

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2019, the aggregate value of these securities is $13,572,861 or 35.1% of the Fund’s net assets.

(2)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2019, the aggregate value of these securities is $7,625,160 or 19.7% of the Fund’s net assets.

(3)	Security converts to variable rate after the indicated fixed-rate coupon period.

(4)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(5)	When-issued security.

(6)	Amount is less than 0.05%.

(7)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2019.

(8)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(9)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(10)

The stated interest rate represents the weighted average interest rate at July 31, 2019 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(11)	This Senior Loan will settle after July 31, 2019, at which time the interest rate will be determined.

(12)	Issuer filed for bankruptcy. Security is in the process of being restructured.

(13)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2019.

(14)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2019. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2019 was $31,076.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	163,569	USD	183,715	Bank of America, N.A.	8/2/19	$—	$(2,644)
USD	1,034,572	EUR	920,403	Bank of America, N.A.	8/2/19	15,686	—
EUR	150,000	USD	168,372	State Street Bank and Trust Company	8/2/19	—	(2,322)
EUR	700,000	USD	780,906	State Street Bank and Trust Company	8/8/19	—	(5,634)
USD	719,220	EUR	627,993	State Street Bank and Trust Company	9/30/19	20,700	—
USD	47,566	EUR	42,168	State Street Bank and Trust Company	9/30/19	662	—
EUR	3,472	USD	3,901	State Street Bank and Trust Company	10/31/19	—	(29)
EUR	300,845	USD	336,997	State Street Bank and Trust Company	10/31/19	—	(1,551)
EUR	691,869	USD	776,804	State Street Bank and Trust Company	10/31/19	—	(5,362)
USD	169,545	EUR	150,000	State Street Bank and Trust Company	10/31/19	2,293	—
USD	115,971	EUR	103,169	State Street Bank and Trust Company	10/31/19	936	—
USD	786,093	EUR	700,000	State Street Bank and Trust Company	10/31/19	5,585	—
USD	3,585,806	EUR	3,199,299	State Street Bank and Trust Company	10/31/19	18,550	—
USD	1,110,634	GBP	892,778	State Street Bank and Trust Company	10/31/19	20,309	—
USD	241,781	GBP	191,844	State Street Bank and Trust Company	10/31/19	7,487	—
USD	854,854	EUR	756,834	Citibank, N.A.	1/8/20	6,127	—

						$98,335	$(17,542)

Abbreviations:

EURIBOR	-	Euro Interbank Offered Rate

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

Currency Abbreviations:

EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

At July 31, 2019, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective and its use of derivatives, the Fund is subject to the following risks:

Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts to hedge against fluctuations in currency exchange rates.

Interest Rate Risk: During the fiscal year to date ended July 31, 2019, the Fund entered into total return swaps to enhance return.

At July 31, 2019, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is foreign exchange risk was $98,335 and $17,542, respectively.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2019, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$20,427,872	$—	$20,427,872
Senior Floating-Rate Loans	—	12,183,424	—	12,183,424
Asset-Backed Securities	—	2,510,418	—	2,510,418
Commercial Mortgage-Backed Securities	—	703,537	—	703,537
Foreign Government Bonds	—	2,342,498	—	2,342,498
Short-Term Investments	—	1,169,523	—	1,169,523
Total Investments	$—	$39,337,272	$—	$39,337,272
Forward Foreign Currency Exchange Contracts	$—	$98,335	$—	$98,335
Total	$—	$39,435,607	$—	$39,435,607

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(17,542)	$—	$(17,542)
Total	$—	$(17,542)	$—	$(17,542)

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.